Summary of Non-cash Operating, Investing and Financing Activities	12 Months Ended
Dec. 31, 2011
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Summary of Non-cash Operating, Investing and Financing Activities
Note 17: Summary of Non-cash Operating, Investing and Financing Activities

    The effect on net assets of non-cash operating, investing and financing activities was as follows:

(dollars in millions)	2011	2010	2009

Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$(82.5)	$–	$–
Net assets of NATCO acquired in exchange for Cameron common stock, excluding net cash acquired	$–	$–	$954.1
NATCO purchase price allocation adjustment	$–	$(16.9)	$–
Tax benefit of stock compensation plan transactions	$4.9	$17.4	$9.7
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	$(5.2)	$(6.1)	$11.3
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$(7.7)	$4.5	$(23.0)